UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT M. BURNAT
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Robert M. Burnat               New York, NY                       7/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $129,198,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AIRGAS INC CMN                           COM            009363102    622,000    10,000 SH       SOLE       NONE     Sole   None    0
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 20,730,000 1,105,000 SH       SOLE       NONE     Sole   None    0
CLASS A
BASSETT FURNITURE CMN                    COM            070203104  1,896,000   442,980 SH       SOLE       NONE     Sole   None    0
CALIFORNIA PIZZA KITCHEN INC CMN         COM            13054D109    386,000    25,500 SH       SOLE       NONE     Sole   None    0
CASEY'S GENERAL STORES,INC CMN           COM            147528103  1,396,000    40,000 SH       SOLE       NONE     Sole   None    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  2,824,000 1,283,600 SH       SOLE       NONE     Sole   None    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 14,415,000   856,000 SH       SOLE       NONE     Sole   None    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    139,000    20,000 SH       SOLE       NONE     Sole   None    0
ADR CMN
GRIFFIN LAND & NURSERIES CMN             COM            398231100  2,082,000    81,968 SH       SOLE       NONE     Sole   None    0
GYRODYNE CO AMER CMN                     COM            403820103  2,829,000    60,200 SH       SOLE       NONE     Sole   None    0
HELIX ENERGY SOLUTNS GROUP INC CMN       COM            42330P107    162,000    15,000 SH       SOLE       NONE     Sole   None    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 10,406,000   925,000 SH       SOLE       NONE     Sole   None    0
NOVELL INC CMN                           COM            670006105    710,000   125,000 SH       SOLE       NONE     Sole   None    0
PENNICHUCK CORP (NEW) CMN                COM            708254206  1,919,000    86,600 SH       SOLE       NONE     Sole   None    0
RCN CORPORATION CMN                      COM            749361200    741,000    50,000 SH       SOLE       NONE     Sole   None    0
RF INDUSTRIES LTD CMN                    COM            749552105     38,000     7,300 SH       SOLE       NONE     Sole   None    0
REALNETWORKS, INC. COMMON STOCK          COM            75605L104  2,211,000   670,000 SH       SOLE       NONE     Sole   None    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 14,402,000   603,100 SH       SOLE       NONE     Sole   None    0
SYBASE INC CMN                           COM            871130100  2,586,000    40,000 SH       SOLE       NONE     Sole   None    0
SYCAMORE NETWORKS INC CMN                COM            871206405  1,745,000   105,000 SH       SOLE       NONE     Sole   None    0
TEJON RANCH CO CMN                       COM            879080109 30,990,000 1,342,739 SH       SOLE       NONE     Sole   None    0
THE TRAVELERS COMPANIES, INC CMN         COM            89417E109  2,955,000    60,000 SH       SOLE       NONE     Sole   None    0
URANIUM RESOURCES INC CMN                COM            916901507     32,000    80,000 SH       SOLE       NONE     Sole   None    0
ASSURED GUARANTY LTD. CMN                COM            G0585R106    133,000    10,000 SH       SOLE       NONE     Sole   None    0
ALCON, INC. CMN                          COM            H01301102 12,448,000    84,000 SH       SOLE       NONE     Sole   None    0
GLOBAL SHIP LEASE, INC. CMN CLASS A      COM            Y27183105    117,000    42,500 SH       SOLE       NONE     Sole   None    0
STEALTHGAS INC. CMN                      COM            Y81669106    277,000    60,000 SH       SOLE       NONE     Sole   None    0
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